SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)
Balance at beginning of year	11,973	16,665	16,665	$ 1,888
Additions	0	0	0
Written off	0	(4,692)	0
Balance at end of year	11,973	11,973	16,665	$ 1,888